Principal activities and basis of presentation (Details)	Sep. 30, 2021 item $ / ¥
Principal activities
Number of cord banking licenses issued by authorities that are held by the entity	3
Reorganization and reverse recapitalization
Foreign currency convenience translation rate | $ / ¥	6.4434
Beijing municipality
Principal activities
Number of cord banking licenses issued by authorities that are held by the entity	1
Guangdong province
Principal activities
Number of cord banking licenses issued by authorities that are held by the entity	1
Zhejiang province
Principal activities
Number of cord banking licenses issued by authorities that are held by the entity	1